Accounts Receivable, Net	6 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	As of December 31, 2025	As of June 30, 2025
	(Unaudited)	(Audited)
Accounts receivable	$317,500	$307,836
Accounts receivable – related parties	4,863	11,265
Less: allowance for expected credit loss	(15,901)	(14,237)
	$306,462	$304,864

The movement of allowances for expected credit loss is as follow:

	As of December 31, 2025	As of June 30, 2025
	(Unaudited)	(Audited)
Balance at beginning of the year	$(14,237)	$(25,676)
Reversal of provision	—	11,439
Provision	(1,664)	—
Ending balance	$(15,901)	$(14,237)